Current and Future Changes in Accounting Policies	9 Months Ended
Jul. 31, 2026
Current and Future Changes in Accounting Policies [Abstract]
Current and Future Changes in Accounting Policies
NOTE 2: CURRENT AND FUTURE

CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING

POLICIES
There were no new accounting policies adopted

by the Bank for the three and nine months

ended July 31, 2026.
FUTURE CHANGES IN ACCOUNTING

POLICIES
There were no new accounting standards

or amendments issued during the three and nine

months ended July 31, 2026. Refer to Note 4 of

the Bank’s 2025
Annual Consolidated Financial Statements

for a description of future changes in accounting

policies.